Income Taxes (Details Textual) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 17,100,000	$ 10,400,000
Deferred Tax Liabilities, Net, Total	0	24,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0	$ 0